UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605
                                   ---------

                              FRANKLIN MONEY FUND
                              -------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
            (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/06
                          --------

        ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                             DECEMBER 31, 2006
--------------------------------------------------------------------------------

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   SEMIANNUAL REPORT AND SHAREHOLDER LETTER               |      INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE THIS
                                                      DOCUMENT FASTER VIA EMAIL?

                 FRANKLIN MONEY FUND

                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                             Franklin Templeton Investments

                             GAIN FROM OUR PERSPECTIVE(R)

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                             MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Semiannual Report

Franklin Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, mainly invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Money Fund's semiannual report for the period ended December 31, 2006.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the period under review resulted in an increase in the Fund's yield. In this environment, the Fund's seven-day effective yield rose from 4.62% on June 30, 2006, to 4.78% on December 31, 2006.

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth slowed in the second and third quarters of 2006 and picked up somewhat in the fourth. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support consumer spending. Although a slowing housing market and moderate profit growth dampened economic expansion, a decline in imports and increases in exports and government spending contributed to growth in the fourth quarter.

Oil prices reached a historical high during the reporting period, which contributed to a rise in headline, or overall, inflation. However, oil prices fell in the latter part of the reporting period, partly due to ample supply and easing demand. Many retail goods prices, and thus inflation, also declined. Core inflation, which excludes food and energy costs, experienced some upward pressure during the third quarter, but began to dip at the outset of the fourth quarter. December's headline Consumer Price Index (CPI) reported a 12-month rise of 2.5%, while core CPI increased 2.6%. 1

1.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
12/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                    47.9%
--------------------------------------------------------------------------------
Commercial Paper                                                           42.2%
--------------------------------------------------------------------------------
Repurchase Agreements                                                       5.0%
--------------------------------------------------------------------------------
Bank Notes                                                                  3.2%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                           1.7%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
SYMBOL: FMFXX
12/31/06

--------------------------------------------------------------------------------
Seven-day effective yield*                                                 4.78%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 4.67%
--------------------------------------------------------------------------------

*     The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 12/31/06. The Fund's average weighted maturity was 25 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. The Fed raised the federal funds target rate incrementally to 5.25%, and then kept the rate steady from June 30 through the end of the year. The Fed indicated its future decisions would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 5.15% at the beginning of the period to a high of 5.23% on July 5 and then fell to 4.71% on December 31, 2006. Typically, the intermediate portion of the yield curve is largely reflective of the markets' future inflation expectations. Lower oil prices, in conjunction with relatively stable inflation as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2006, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service. 2

2.    These do not indicate ratings of the Fund.


4 | Semiannual Report

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 7/1/06      VALUE 12/31/06   PERIOD* 7/1/06-12/31/06
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,023.50             $3.37
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.88             $3.36
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.66%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

Franklin Money Fund

FINANCIAL HIGHLIGHTS

                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2006                          YEAR ENDED JUNE 30,
                                                (UNAUDITED)            2006          2005          2004          2003          2002
                                             ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period .....       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             ---------------------------------------------------------------------------------------
Income from investment operations -
  net investment income ..................            0.023           0.036         0.015         0.004         0.010         0.021

Less distributions from net investment
  income .................................           (0.023)         (0.036)       (0.015)       (0.004)       (0.010)       (0.021)
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period ...........       $     1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                             =======================================================================================

Total return a ...........................             2.35%           3.62%         1.55%         0.44%         0.93%         2.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........       $1,841,977      $1,688,245    $1,446,027    $1,615,830    $1,956,924    $2,095,945

Ratios to average net assets:

  Expenses before waiver and payments
    by affiliates b ......................             0.66% c         0.67%         0.66%         0.66%         0.62%         0.62%

  Expenses net of waiver and payments
    by affiliates b ......................             0.66% c         0.67%         0.66%         0.65%         0.62%         0.61%

  Net investment income ..................             4.67% c         3.59%         1.53%         0.44%         0.93%         2.16%

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c     Annualized.


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Franklin Money Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
                                                                      SHARES                VALUE
-------------------------------------------------------------------------------------------------------
  MUTUAL FUND (COST $1,852,575,655) 100.6%
a The Money Market Portfolio, 5.17% .........................      1,852,575,655      $  1,852,575,655
                                                                                      -----------------
  OTHER ASSETS, LESS LIABILITIES (0.6)% .....................                              (10,599,131)
                                                                                      -----------------
  NET ASSETS 100.0% .........................................                         $  1,841,976,524
                                                                                      =================

a     The rate shown is the annualized seven-day yield at period end.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 9

Franklin Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

Assets:
 Investments in Portfolio, at value and cost ................   $ 1,852,575,655
 Receivables from capital shares sold .......................         7,717,588
                                                                ----------------
      Total assets ..........................................     1,860,293,243
                                                                ----------------
Liabilities:
 Payables:
  Capital shares redeemed ...................................        16,556,035
  Affiliates ................................................           932,838
  Distributions to shareholders .............................           704,486
 Accrued expenses and other liabilities .....................           123,360
                                                                ----------------
      Total liabilities .....................................        18,316,719
                                                                ----------------
       Net assets, at value .................................   $ 1,841,976,524
                                                                ----------------
Net assets consist of:
 Paid-in capital ............................................   $ 1,841,999,477
 Distributions in excess of net investment income ...........           (22,953)
                                                                ----------------
       Net assets, at value .................................   $ 1,841,976,524
                                                                ================
Shares outstanding ..........................................     1,842,056,201
                                                                ================
Net asset value per share a .................................   $          1.00
                                                                ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Money Fund

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

Investment income:
 Dividends from Portfolio ...................................   $    46,562,515
                                                                ----------------
Expenses:
 Administrative fees (Note 3a) ..............................         2,649,628
 Transfer agent fees (Note 3c) ..............................         1,525,922
 Reports to shareholders ....................................           130,595
 Registration and filing fees ...............................            59,812
 Professional fees ..........................................            23,280
 Directors' fees and expenses ...............................            39,903
 Other ......................................................            61,801
                                                                ----------------
      Total expenses ........................................         4,490,941
                                                                ----------------
       Net investment income ................................        42,071,574
                                                                ----------------
Net increase (decrease) in net assets resulting from
  operations ................................................   $    42,071,574
                                                                ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 11

Franklin Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       ------------------------------------
                                                                                       SIX MONTHS ENDED
                                                                                       DECEMBER 31, 2006      YEAR ENDED
                                                                                          (UNAUDITED)       JUNE 30, 2006
                                                                                       ------------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ..........................................      $     42,071,574    $    54,897,605
                                                                                       ------------------------------------
 Distributions to shareholders from net investment income .......................           (42,094,527)       (54,954,329)
 Capital share transactions (Note 2) ............................................           153,754,793        242,274,791
                                                                                       ------------------------------------
      Net increase (decrease) in net assets .....................................           153,731,840        242,218,067
Net assets:
 Beginning of period ............................................................         1,688,244,684      1,446,026,617
                                                                                       ------------------------------------
 End of period ..................................................................      $  1,841,976,524    $ 1,688,244,684
                                                                                       ------------------------------------
Distributions in excess of net investment income included in net assets:
 End of period ..................................................................      $        (22,953)   $            --
                                                                                       ====================================


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Money Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of December 31, 2006, the Fund owns 30.53% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 13

Franklin Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At December 31, 2006, there were five billion shares authorized ($0.01 par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                             -------------------------------------
                                                             SIX MONTHS ENDED       YEAR ENDED
                                                             DECEMBER 31, 2006    JUNE 30, 2006
                                                             -------------------------------------
Shares sold ..............................................   $     928,745,567   $  1,825,036,838
Shares issued in reinvestment of distributions ...........          41,510,881         54,779,534
Shares issued on merger (Note 5) .........................          83,564,029                 --
Shares redeemed ..........................................        (900,065,684)    (1,637,541,581)
                                                             -------------------------------------
Net increase (decrease) ..................................   $     153,754,793   $    242,274,791
                                                             =====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or trustees of the Portfolio and of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                               Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
      0.455%            Up to and including $100 million
      0.330%            Over $100 million, up to and including $250 million
      0.280%            In excess of $250 million


14 | Semiannual Report

Franklin Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained ...................    $46,637

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,525,922, of which $996,878 was retained by Investor Services.

4. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

5. MERGER

On August 31, 2006, the Fund acquired all of the net assets of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange, and accounted for as a purchase.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

--------------------------------------------------------------------------------
FUND NAME                                            SHARES AT $1.00 PER SHARE
--------------------------------------------------------------------------------
Franklin Federal Money Fund ......................         $   83,564,029
Franklin Money Fund ..............................         $1,720,884,199
Franklin Money Fund - post merger ................         $1,804,448,228

6. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 15

Franklin Money Fund

6. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


16 | Semiannual Report

Franklin Money Fund

7. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 17

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                         ------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         DECEMBER 31, 2006                            YEAR ENDED JUNE 30,
                                            (UNAUDITED)             2006           2005           2004           2003         2002
                                         ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .      $     1.00        $     1.00     $     1.00     $     1.00     $     1.00   $     1.00
                                         ------------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...............           0.026             0.041          0.020          0.009          0.014        0.026

Less distributions from net investment
 income ..............................          (0.026)           (0.041)        (0.020)        (0.009)        (0.014)      (0.026)
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......      $     1.00        $     1.00     $     1.00     $     1.00     $     1.00   $     1.00
                                         ==========================================================================================

Total return a .......................            2.63%             4.15%          2.06%          0.94%          1.41%        2.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....      $6,068,863        $4,993,739     $5,676,479     $5,505,394     $5,331,200   $4,734,196

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliates ......................            0.16% b           0.16%          0.16%          0.16%          0.15%        0.16%

 Expenses net of waiver and payments
  by affiliates ......................            0.16% b,c         0.16% c        0.16% c        0.15% c        0.15%        0.15%

 Net investment income ...............            5.16% b           4.09%          2.04%          0.93%          1.39%        2.56%

a     Total return is not annualized for periods less than one year.

b     Annualized.

c     Benefit of expense reduction rounds to less than 0.01%.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                            PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 102.8%
  BANK NOTES (COST $200,000,850) 3.3%
  Bank of America North America, 5.32%, 2/01/07 ......................................   $  200,000,000    $   200,000,850
                                                                                                           ----------------
  CERTIFICATES OF DEPOSIT 49.3%
  Abbey National Treasury Services PLC, Stamford Branch, 5.285%, 1/18/07 .............      200,000,000        200,000,470
  Australia & New Zealand Banking Group Ltd., New York Branch, 5.28%, 1/29/07 ........      200,000,000        200,000,772
  Bank of Nova Scotia, Portland Branch, 5.29%, 1/09/07 ...............................      200,000,000        200,000,000
  Banque Nationale de Paris, New York Branch, 5.275%, 2/05/07 ........................      200,000,000        200,000,964
  Barclays Bank PLC, New York Branch, 5.32%, 2/08/07 .................................      100,000,000        100,000,000
  Barclays Bank PLC, New York Branch, 4.97%, 2/09/07 .................................       99,500,000         99,501,026
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 .........................      100,000,000        100,000,000
  Dexia Credit Local, New York Branch, 4.875%, 2/01/07 ...............................       50,000,000         50,000,000
  Dexia Credit Local, New York Branch, 5.285%, 2/15/07 ...............................      150,000,000        150,000,000
  HBOS Treasury Services, New York Branch, 5.32%, 3/20/07 ............................      200,000,000        200,000,000
  Lloyds Bank PLC, New York Branch, 5.29%, 1/30/07 ...................................      200,000,000        200,000,796
  Rabobank Nederland NV, New York Branch, 5.275%, 1/17/07 ............................      200,000,000        200,000,443
  Royal Bank of Scotland, New York Branch, 5.28%, 1/10/07 ............................      200,000,000        200,000,249
  Societe Generale, New York Branch, 5.28%, 1/05/07 ..................................      200,000,000        200,000,000
  Svenska Handelsbanken, New York Branch, 5.305%, 2/02/07 ............................      200,000,000        200,000,857
  UBS AG, Stamford Branch, 5.30%, 1/22/07 ............................................      200,000,000        200,000,577
  Wells Fargo Bank North America, San Francisco Branch, 4.79%, 1/18/07 ...............       93,000,000         92,966,495
  Westpac Banking Corp., New York Branch, 5.32%, 1/24/07 .............................      200,000,000        200,001,261
                                                                                                           ----------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $2,992,473,910) ................................                       2,992,473,910
                                                                                                           ----------------
a COMMERCIAL PAPER 43.4%
  BP Capital Markets PLC, 1/02/07 ....................................................      141,800,000        141,779,203
  Colgate-Palmolive Co., 1/19/07 .....................................................       50,000,000         49,869,000
  Commonwealth Bank of Australia, 2/07/07 ............................................      200,000,000        198,923,917
  Concentrate Manufacturing Co. of Ireland, 1/04/07 ..................................       63,000,000         62,972,700
  Concentrate Manufacturing Co. of Ireland, 1/11/07 ..................................       63,900,000         63,807,700
  Concentrate Manufacturing Co. of Ireland, 1/12/07 - 1/17/07 ........................       75,000,000         74,862,777
  Depfa Bank PLC, 1/31/07 ............................................................      200,000,000        199,126,667
  Internationale Nederlanden U.S. Funding Corp., 1/19/07 .............................      200,000,000        199,476,000
  Johnson & Johnson, 1/08/07 .........................................................      150,000,000        149,848,333
  Johnson & Johnson, 1/12/07 .........................................................       50,000,000         49,920,250
  Morgan Stanley Group Inc., 1/16/07 .................................................      200,000,000        199,560,833
  National Australia Funding, 1/22/07 ................................................      200,000,000        199,382,833
  Nestle Capital Corp., 1/11/07 ......................................................      200,000,000        199,710,000
  Procter & Gamble Co., 1/04/07 ......................................................      100,000,000         99,956,417
  Procter & Gamble Co., 1/09/07 ......................................................      100,000,000         99,883,778
  Siemens Capital Corp., 1/19/07 .....................................................      174,000,000        173,541,510
  Societe Generale North America Inc., 1/05/07 .......................................       50,000,000         49,970,861
  Toyota Motor Credit Corp., 1/23/07 .................................................      200,000,000        199,359,556
  UBS AG Finance Delaware Inc., 1/05/07 ..............................................       23,708,000         23,694,170
  U.S. Central Credit Union, 1/25/07 .................................................      200,000,000        199,297,333
                                                                                                           ----------------
  TOTAL COMMERCIAL PAPER (COST $2,634,943,838) .......................................                       2,634,943,838
                                                                                                           ----------------


                                                          Semiannual Report | 19

The Money Market Portfolios

---------------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                            PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.7%
a FHLB, 1/02/07 ......................................................................   $  100,790,000    $   100,776,561
a FHLB, 1/03/07 ......................................................................          200,000            199,943
a FHLB, 1/05/07 ......................................................................          210,000            209,880
a FHLB, 1/19/07 ......................................................................        1,320,000          1,316,581
a U.S. Treasury Bill, 1/04/07 ........................................................        2,500,000          2,498,943
                                                                                                           ----------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $105,001,908) ....................                         105,001,908
                                                                                                           ----------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,932,420,506) ...............                       5,932,420,506
                                                                                                           ----------------
b REPURCHASE AGREEMENTS 5.1%
  ABN AMRO Bank NV, 5.27%, 1/02/07 (Maturity Value $80,046,844) Collateralized
    by U.S. Government Agency Securities, 4.50% - 5.25%,
      8/03/07 - 8/04/08 ..............................................................       80,000,000         80,000,000
  Deutsche Morgan Grenfell, 4.85%, 1/02/07 (Maturity Value $114,641,746)
    Collateralized by U.S. Treasury Note, 4.25%, 1/15/10 .............................      114,580,000        114,580,000
  Morgan Stanley & Co. Inc., 4.80%, 1/02/07 (Maturity Value $114,641,109)
    Collateralized by U.S. Treasury Notes, 3.625% - 3.875%, 1/15/08 - 1/15/09 ........      114,580,000        114,580,000
                                                                                                           ----------------
  TOTAL REPURCHASE AGREEMENTS (COST $309,160,000) ....................................                         309,160,000
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $6,241,580,506) 102.8% ..........................                       6,241,580,506
  OTHER ASSETS, LESS LIABILITIES (2.8)% ..............................................                        (172,717,824)
                                                                                                           ----------------
  NET ASSETS 100.0% ..................................................................                     $ 6,068,862,682
                                                                                                           ================

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

                                                               -----------------
                                                                      THE
                                                                 MONEY MARKET
                                                                   PORTFOLIO
                                                               -----------------
Assets:
 Investments in securities, at amortized cost .............    $  5,932,420,506
 Repurchase agreements, at value and cost .................         309,160,000
                                                               -----------------
      Total investments ...................................    $  6,241,580,506
 Cash .....................................................               2,393
 Interest receivable ......................................          28,067,699
                                                               -----------------
      Total assets ........................................       6,269,650,598
                                                               -----------------
Liabilities:
 Payables:
  Investment securities purchased .........................         200,000,857
  Affiliates ..............................................             755,862
  Distributions to shareholders ...........................               6,924
 Accrued expenses and other liabilities ...................              24,273
                                                               -----------------
      Total liabilities ...................................         200,787,916
                                                               -----------------
       Net assets, at value ...............................    $  6,068,862,682
                                                               =================
Net assets consist of paid-in capital .....................    $  6,068,862,682
                                                               =================
Shares outstanding ........................................       6,068,862,682
                                                               =================
Net asset value per share .................................    $           1.00
                                                               =================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

                                                               -----------------
                                                                      THE
                                                                 MONEY MARKET
                                                                   PORTFOLIO
                                                               -----------------
Investment income:
 Interest .................................................    $    154,020,740
                                                               -----------------
Expenses:
 Management fees (Note 3a) ................................           4,335,253
 Custodian fees (Note 4) ..................................              64,170
 Reports to shareholders ..................................               6,088
 Professional fees ........................................              23,745
 Other ....................................................              56,144
                                                               -----------------
      Total expenses ......................................           4,485,400
      Expense reductions (Note 4) .........................                (464)
                                                               -----------------
       Net expenses .......................................           4,484,936
                                                               -----------------
        Net investment income .............................         149,535,804
                                                               -----------------
Net increase (decrease) in net assets resulting
  from operations .........................................    $    149,535,804
                                                               =================


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             -----------------------------------
                                                                                                 THE MONEY MARKET PORTFOLIO
                                                                                             -----------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                             DECEMBER 31, 2006    YEAR ENDED
                                                                                                (UNAUDITED)      JUNE 30, 2006
                                                                                             -----------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ....................................................   $   149,535,804   $   235,463,389
 Distributions to shareholders from net investment income .................................      (149,535,804)     (235,463,389)
 Capital share transactions: (Note 2) .....................................................     1,075,123,662      (682,740,398)
                                                                                             -----------------------------------
      Net increase (decrease) in net assets ...............................................     1,075,123,662      (682,740,398)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ......................................................................     4,993,739,020     5,676,479,418
                                                                                             ===================================
 End of period ............................................................................   $ 6,068,862,682   $ 4,993,739,020
                                                                                             ===================================


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 23

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one Portfolio, the The Money Market Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 29, 2006. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Portfolio. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


24 | Semiannual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                      -------------------------------------
                                                       SIX MONTHS ENDED      YEAR ENDED
                                                       DECEMBER 31, 2006    JUNE 30, 2006
                                                      -------------------------------------
Shares sold .......................................    $   4,495,976,470   $ 5,987,924,802
Shares issued on merger (Note 6) ..................           84,125,474                --
Shares issued in reinvestment of distributions ....          149,529,134       235,470,437
Shares redeemed ...................................    $  (3,654,507,416)   (6,906,135,637)
                                                      -------------------------------------
Net increase (decrease) ...........................    $   1,075,123,662   $  (682,740,398)
                                                      -====================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                                                          Semiannual Report | 25

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At December 31, 2006, the shares of the Portfolio were owned by the following funds:

                                                                         ---------------------------------
                                                                                          PERCENTAGE OF
                                                                            SHARES      OUTSTANDING SHARES
                                                                         ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ...............   3,981,217,812        65.60%
Franklin Money Fund ..................................................   1,852,575,655        30.53%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..........     135,488,285         2.23%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ..      99,580,930         1.64%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the period ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2006, the cost of investments for book and income tax purposes was the same.

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities, of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.


26 | Semiannual Report

The Money Market Portfolios

6. MERGER (CONTINUED)

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

---------------------------------------------------------------------------------------
FUND NAME                                                   SHARES AT $1.00 PER SHARE
---------------------------------------------------------------------------------------
The U.S. Government Securities Money Market Portfolio ...        $    84,125,474
The Money Market Portfolio ..............................        $ 5,604,232,120
The Money Market Portfolio - post merger ................        $ 5,688,357,594

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27

The Money Market Portfolios

8. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


28 | Semiannual Report

Franklin Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 29
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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON           One Franklin Parkway
   INVESTMENTS               San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

111 S2006 02/07

        ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

        ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

        ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

        ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

        ITEM 6. SCHEDULE OF INVESTMENTS. N/A

        ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

        ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

        ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

        ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

        ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By /S/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007